Leases (Details) - Schedule of operating lease liabilities	Sep. 30, 2021 USD ($)
Schedule of operating lease liabilities [Abstract]
2021	$ 53,111
2022	207,767
2023	96,839
Total lease payments	357,717
Less: imputed interest	(49,504)
Total	$ 308,213